LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Leases and 5G licenses (Details)	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Aug. 26, 2022 BRL (R$)	Apr. 08, 2022 BRL (R$)	Apr. 08, 2022 USD ($)	Dec. 31, 2021 BRL (R$)
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Weighted annual interest rate on lease contracts	12.79%	13.45%
Average maturity on lease contracts	5 years 4 months 17 days	5 years 6 months 3 days
Current	R$ 4,475,660,000	R$ 6,019,945,000
Noncurrent	R$ 14,261,567,000	13,281,851,000
Reimbursement period	20 years
Borrowings	R$ 18,737,227,000	R$ 19,301,796,000				R$ 16,933,978,000
Reference interest rate (SELIC)	13.03%	12.38%
Variation in the general price index (IGP-DI)	(3.30%)	5.03%
Lease liabilities [member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Nominal value payable	R$ 18,075,084,000	R$ 15,760,333,000
Unrealized financial expenses	4,479,045,000	3,727,730,000
Present value payable	(13,596,039,000)	(12,032,603,000)
Current	3,877,090,000	3,503,167,000
Noncurrent	9,718,949,000	8,529,436,000
Borrowings	R$ 13,596,039,000	R$ 12,032,603,000				R$ 11,230,099,000
Foreign currency denominated loan was obtained from Citibank (US dollar), through Law No. 4.131
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings				R$ 1,000,000,000	$ 212,413,000
Convertible Note Agreement | Vivo Ventures ("VV")
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Principal amount			R$ 3